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                                 MONTEAGLE FUNDS

                  6550 Directors Parkway, Abilene, Texas 79606
                       325-795-2111 ph - 325-795-8521 fax



December 3, 2007

VIA EDGAR

Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC 20549


Re:      Monteagle Funds
         File Nos. 811-8529; 333-41461


Ladies and Gentlemen:

On behalf of the Monteagle Fixed Income Fund, the Monteagle Large Cap Growth Fund, the Monteagle Value Fund, the Monteagle Quality Growth Fund and the Monteagle Select Value Fund (the "Funds"), each a portfolio of the Monteagle Funds, transmitted herewith for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, are preliminary proxy materials to be used in connection with a special meeting of shareholders (the "Meeting") of the Funds scheduled to be held on January 11, 2008. Proxy materials are expected to be mailed to shareholders of the Funds on or about December 14, 2007.

Please be advised that the purpose of the Meeting is to approve an amended Management Agreement requiring the allocation of certain expenses to the Funds.

Please contact me if you have any comments or questions concerning this filing.

Sincerely,

MONTEAGLE FUNDS

/s/ PAUL B. ORDONIO

Paul B. Ordonio
Secretary